Asset Retirement Obligations	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Asset Retirement Obligations
Note 8. Asset retirement obligations
The following table summarizes changes in the Company’s asset retirement obligations for the three months ended March 31, 2022:

Balance, January 1, 2022	$2,387
New asset retirement obligations	165
Accretion expense	69

Balance, March 31, 2022	$2,621

Accretion expense associated with asset retirement obligations for the three months ended March 31, 2022 and 2021 totaled approximately $69 and $41, respectively, and is included within selling, general and administrative expense on the accompanying condensed consolidated statements of operations.

Starry, Inc [Member]
Asset Retirement Obligations
Note 8. Asset retirement obligations
The following table summarizes changes in the Company’s asset retirement obligations for the years ended December 31, 2021 and 2020:

Balance, January 1, 2020	$703
New asset retirement obligations	582
Accretion expense	114

Balance, December 31, 2020	1,399
New asset retirement obligations	783
Accretion expense	205

Balance, December 31, 2021	$2,387

Accretion expense associated with asset retirement obligations is included within selling, general and administrative expenses on the accompanying consolidated statements of operations.